Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 are as following (in thousands):

Goodwill
Balance as of December 31, 2011	$—
Goodwill acquired	1,274

Balance as of December 31, 2012	1,274
Goodwill acquired	705,053

Balance as of December 31, 2013	$706,327

Schedule of Goodwill and Intangible Assets

Intangible assets consist of the following (in thousands):

	As of December 31, 2012	As of December 31, 2013
Developed technology	$4,194	$60,093
In-process research and development	—	1,400
Content	—	128,500
Customer relationships	—	67,900
Contract backlog	—	12,600
Trade names	—	12,400

Less: accumulated amortization	—	(1,516)

Net acquired intangible assets	$4,194	$281,377

Schedule of Expected Future Amortization Expense

The expected annual amortization expense of intangible assets as of December 31, 2013 is presented below (in thousands):

Years Ending December 31,	Intangible Assets
2014	$42,855
2015	42,056
2016	41,444
2017	35,891
2018	24,950
2019 and thereafter	92,781

Total intangible assets subject to amortization	$279,977
Total intangible assets with indefinite lives	1,400

Total	$281,377

Mandiant, Inc. [Member]
Schedule of Purchase Consideration

Total preliminary allocation of the estimated purchase consideration is as follows (in thousands):

Amount
Net tangible assets	$9,629
Intangible assets	275,500
Deferred tax liability	(90,105)
Goodwill	702,631

Total preliminary purchase price allocation	$897,655

Schedule of Fair Value of Assets Acquired and Liabilities Assumed

Total preliminary allocation of the estimated purchase consideration is as follows (in thousands):

Amount
Net tangible assets	$9,629
Intangible assets	275,500
Deferred tax liability	(90,105)
Goodwill	702,631

Total preliminary purchase price allocation	$897,655

Schedule of Intangible Assets Acquired

The preliminary estimated useful life and fair values of the identifiable intangible assets are as follows (in thousands):

	Preliminary Estimated Useful Life (in years)	Amount
Developed technology	4 - 6	$54,600
In-process research and development	N/A	1,400
Content	10	128,500
Customer relationships	8	66,000
Contract backlog	1 - 3	12,600
Trade names	4	12,400

Total		$275,500

Schedule of Pro Forma Information

We previously reported pro forma net loss of $77.9 million and $223.7 million for the periods ended December 31, 2012 and 2013, respectively. Accordingly, we have corrected the pro forma net loss within the supplemental information on an unaudited pro forma basis, as if the Mandiant acquisition had been consummated on January 1, 2012. The revised disclosure is as follows (in thousands):

	2012	2013
Pro forma revenue	$157,555	$266,458
Pro forma loss from operations	(130,885)	(296,476)
Pro forma net loss	(74,893)	(246,617)

Secure DNA [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid and the fair values of the assets acquired and liabilities assumed at the acquisition date for the Secure DNA acquisition (in thousands):

Amount
Developed technology	$1,300
Customer relationships	1,900
Deferred tax liabilities	(1,290)
Net assets acquired	665
Goodwill	2,302

Fair value of total consideration transferred	$4,877

Ensighta Security, Inc. [Member]
Schedule of Purchase Consideration

The following table summarizes the consideration paid and the fair values of the assets acquired and liabilities assumed at the acquisition date for the Ensighta acquisition (in thousands):

Amount
Developed technology	3,378
Deferred tax liabilities	(1,274)
Net assets acquired	(190)
Goodwill	1,274

Fair value of total consideration transferred	$3,188